Supplemental information - Sold option instruments (Details)	12 Months Ended
Dec. 31, 2020 $ / Mcf € / Mcf item $ / bbl
Crude Oil Dated Brent Period if Option Exercised One [Member]
Statement [Line Items]
Derivative, contract period	Apr 2021 - Mar 2022
Description of presentation currency	USD
Option Expiration Date	Mar. 31, 2021
Derivatives, sold swap volume	500
Derivative, weighted average sold swap price | $ / bbl	52.00
European Gas Nbp Period if Option Exercised One [Member]
Statement [Line Items]
Derivative, contract period	Jan 2022 - Dec 2022
Description of presentation currency	EUR
Option Expiration Date	Jun. 30, 2021
Derivatives, sold swap volume	2,457
Derivative, weighted average sold swap price | € / Mcf	5.13
North American Gas Nymex Period if Option Exercised One [Member]
Statement [Line Items]
Derivative, contract period	Apr 2021 - Oct 2021
Description of presentation currency	USD
Option Expiration Date	Mar. 24, 2021
Derivatives, sold swap volume	10,000
Derivative, weighted average sold swap price | $ / Mcf	2.90